Borrowings and Credit Facilities (Details) (USD $)				9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended					9 Months Ended
	Jul. 29, 2011	Jul. 11, 2011	Oct. 29, 2010	Jul. 29, 2011 Term Loans due 2016 [Member]	Oct. 29, 2010 Term Loans due 2016 [Member]	Jul. 29, 2011 Senior Notes Due 2016 [Member]	Oct. 29, 2010 Senior Notes Due 2016 [Member]	Jul. 29, 2011 Senior Notes Due 2036 [Member]	Oct. 29, 2010 Senior Notes Due 2036 [Member]	Jul. 29, 2011 Short-Term Notes Payable And Bank Overdrafts [Member]	Oct. 29, 2010 Short-Term Notes Payable And Bank Overdrafts [Member]	Jul. 29, 2011 Capital Leases And Other [Member]	Oct. 29, 2010 Capital Leases And Other [Member]	Jul. 29, 2011 Line of Credit [Member]	Jul. 29, 2011 Term Loans [Member]	Jul. 29, 2011 Bridge Loan [Member]	Jul. 11, 2011 Bridge Loan [Member]
Debt Instrument [Line Items]
Carrying Value	$ 907,066,000		$ 397,876,000	$ 500,000,000	$ 0	$ 247,924,000	$ 247,677,000	$ 148,435,000	$ 148,417,000	$ 8,500,000	$ 1,208,000	$ 2,207,000	$ 574,000
Less: Amounts due within one year	(33,700,000)		(1,550,000)
Long-term obligations	873,366,000		396,326,000
Interest rate (in hundredths)						6.00%	6.00%	6.625%	6.625%
Maturity date				2016	2016	2016	2016	2036	2036
Additional unsecured revolving credit facility (Credit Agreement)														200,000,000
Borrowing capacity														700,000,000			1,500,000,000
Expiration of line of credit														2014-11-03		2012-03-11
Credit Agreement interest rate, option 1 (LIBOR)														London Interbank Offered Rate “LIBOR” defined as applicable LIBOR rate for the equivalent interest period plus 1.75 to 2.75.	Higher of the Prime Rate, Federal Funds Effective Rate plus 0.5% or one month Eurodollar Rate plus 1.0%.	Higher of the Prime Rate, Federal Funds Effective Rate plus 0.5% or one month Eurodollar Rate plus 1.0%.
Credit Agreement interest rate, option 2 (Base Rate)														Higher of the Prime Rate, Federal Funds Effective Rate plus 0.5, or Eurodollar Rate plus 1.0.
Commitment fee range														0.25 to 0.5 on the unused portion
Available borrowing capacity														441,800,000
Outstanding letters of credit under Credit Agreement														258,200,000
Amount of total credit facility															500,000,000
Agreement to purchase percentage of outstanding common stock of IMMH		41.10%
Maximum borrowing capacity on closing date of share purchase agreement																650,000,000
Minimum draw required against the loan facility																$ 10,000,000
Number of days after which loan will expire following the stock acquisition date																90D
Commitment fee on the undrawn portion of the credit facility, minimum (in hundredths)																0.25%
Commitment fee on the undrawn portion of the credit facility, maximum (in hundredths)																0.375%